Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Disciplined International Equity Fund

Liquidation of the Fund

Effective on or about December 20, 2011 (the “Liquidation Date”), Allianz RCM Disciplined International Equity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”) will waive contingent deferred sales charges applicable to redemptions beginning five (5) business days prior to the Liquidation Date, including the Liquidation Date.

Effective as of the close of business on December 14, 2011, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of Allianz Funds (the “Trust”) and Allianz Funds Multi-Strategy Trust will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds Multi-Strategy Trust that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.

The Board of Trustees of the Trust and the Distributor, each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Disciplined International Equity Fund

Liquidation of the Fund

Effective on or about December 20, 2011 (the “Liquidation Date”), Allianz RCM Disciplined International Equity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”) will waive contingent deferred sales charges applicable to redemptions beginning five (5) business days prior to the liquidation Date, including the Liquidations Date.

Effective as of the close of business on December 14, 2011, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of Allianz Funds (the “Trust”) and Allianz Funds Multi-Strategy Trust will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares — Exchange Privilege.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds Multi-Strategy Trust that offers that class, as described under “How to Buy and Sell Shares — Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

The Board of Trustees of the Trust and the Distributor, each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011
Disclosure Related to
Allianz RCM Global Commodity Equity Fund
Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).
The Fund’s performance table will be revised to add the following:
Average Annual Total Returns (for periods ended 12/31/10)

			Fund Inception
	1 Year	5 Year	(6/30/04)

Custom Commodity Equity Benchmark	19.48%	11.66%	15.41%
The “Additional Performance Information — Index Descriptions” section will be revised to add the following:
The Custom Commodity Equity Benchmark represents the performance of a hypothetical index developed by the Adviser. This blended benchmark is comprised of four underlying indices in the following proportions: 25% DAX Global Agribusiness Index, 30% MSCI World Energy Index, 25% MSCI World Materials Index and 20% MSCI ACWI Industrials (equal-weighted) Index. Performance data presently shown for MSCI and DAX Indexes is net of dividend tax withholding. It is not possible to invest directly in the blended benchmark or in the indices from which it is derived.
The DAX Global Agribusiness Index replicates the performance of the largest and most liquid agribusiness companies.
The MSCI ACWI Industrials (equal-weighted) Index is a component of the MSCI All Country World Index and represents the industrials securities defined by MSCI calculated equal-weighted.
The MSCI World Energy Index is a component of the MSCI World Index and represents the energy securities defined by MSCI.
The MSCI World Materials Index is a component of the MSCI World Index and represents the material securities defined by MSCI.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares
of Allianz Funds Dated November 1, 2011
Disclosure Related to
Allianz RCM Global Commodity Equity Fund
Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).
The Fund’s performance table will be revised to add the following:
Average Annual Total Returns (for periods ended 12/31/10)

			Fund Inception
	1 Year	5 Year	(6/30/04)

Custom Commodity Equity Benchmark	19.48%	11.66%	15.41%
The “Additional Performance Information — Index Descriptions” section will be revised to add the following:
The Custom Commodity Equity Benchmark represents the performance of a hypothetical index developed by the Adviser. This blended benchmark is comprised of four underlying indices in the following proportions: 25% DAX Global Agribusiness Index, 30% MSCI World Energy Index, 25% MSCI World Materials Index and 20% MSCI ACWI Industrials (equal-weighted) Index. Performance data presently shown for MSCI and DAX Indexes is net of dividend tax withholding. It is not possible to invest directly in the blended benchmark or in the indices from which it is derived.
The DAX Global Agribusiness Index replicates the performance of the largest and most liquid agribusiness companies.
The MSCI ACWI Industrials (equal-weighted) Index is a component of the MSCI All Country World Index and represents the industrials securities defined by MSCI calculated equal-weighted.
The MSCI World Energy Index is a component of the MSCI World Index and represents the energy securities defined by MSCI.
The MSCI World Materials Index is a component of the MSCI World Index and represents the material securities defined by MSCI.
Please retain this Supplement for future reference.